Note 27 - Capital Risk Management	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of objectives, policies and processes for managing capital [text block]

27  Capital risk management

The Group manages its capital to ensure that it will be able to continue as a going concern while optimizing the balance between debt and equity to enhance shareholder value.

The Group’s capital structure comprises convertible redeemable preference shares and equity attributable to owners of the Company, including issued share capital, retained earnings, and other reserves.

Management reviews the capital structure on a regular basis, considering the cost of capital and the risks associated with each component. Based on these considerations, the Group may adjust its capital structure through dividend distributions, issuance of new shares, or share repurchases.